Leases - Schedule of Lease Assets Obtained in Exchange for Lease Obligation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lessee Disclosure [Abstract]
Operating leases	¥ 6,868	$ 996	¥ 36,515	¥ 359,168
Finance leases	¥ 0	$ 0	¥ 75,693	¥ 15,208